Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Right-of-use asset
Carring value, beginning of period	R 222	[1]	R 296	[1]	R 361
Additions and modifications	45		65		66
Right-of-use assets acquired on acquisition of subsidiaries	109
Impairment of mining assets	0		(28)		0
Depreciation	(101)		(112)		(124)
Transfers and other movements	(2)		0		(8)
Foreign currency translation	6		1		1
Carrying value, end of period	R 279		R 222	[1]	R 296	[1]

[1]	* Restated — see note 1.5